DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Receivables Net
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 6 – DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposits, prepayments and other receivables, net consist of the following:

	As of December 31,
	2025	2024
Consideration receivable	$—	$1,625,779
Deposits	21,932	22,484
Prepayments	122,368	2,573,047
Other receivables	40,670	125,326
	184,970	4,346,636
Less: allowance for expected credit losses	—	(1,749,619)
Total	$184,970	$2,597,017

During the year ended December 31, 2025, the prepaid marketing service fees of approximately $0.86 million were amortized over their service periods and expensed to the marketing expenses in the consolidated statements of operations and comprehensive loss.

The movement of allowances for expected credit losses is as follow:

	As of December 31,
	2025	2024
Balance at beginning, January 1	$(1,749,619)	$—
Allowance for expected credit losses	(407,081)	(1,749,619)
Written-off as uncollectible	2,156,979	—
Foreign currency translation	(279)	—
Balance at end, December 31	$—	$(1,749,619)

For the years ended December 31, 2025, 2024 and 2023, the Company has assessed the probable loss and made an allowance for expected credit losses of $407,081, $1,749,619, and $0 on deposits, prepayments and other receivables, respectively.

For the years ended December 31, 2025, 2024 and 2023, the Company wrote off deposits, prepayments and other receivables of $2,156,979, $0, and $0, respectively, against the allowance for expected credit losses as the management determined they were uncollectible.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)